Offerings - Offering: 1	Jun. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered	652,768
Proposed Maximum Offering Price per Unit	1.30
Maximum Aggregate Offering Price	$ 848,598.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 117.19
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), this Registration Statement shall also include any additional shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), of Cibus, Inc. (the “Registrant”) that may become issuable by reason of stock dividends, stock splits, recapitalization or similar transactions.
(2) Represents the shares of Class A Common Stock available for issuance under the Cibus, Inc. 2025 Employee Stock Purchase Plan being registered pursuant to this Registration Statement.
(3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Class A Common Stock as reported by the Nasdaq Stock Market LLC on June 15, 2026.